Organization	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Accounting Policies [Abstract]
Organization
Note 1. Organization
Strategic Storage Trust VI, Inc., a Maryland corporation (the “Company”), was formed on October 14, 2020 under the Maryland General Corporation Law for the purpose of engaging in the business of investing in self storage facilities and commenced formal operations on March 10, 2021. Our year-end
is December 31. As used herein, “we,” “us,” “our” and “Company” refer to Strategic Storage Trust VI, Inc. and each of our subsidiaries.
SmartStop REIT Advisors, LLC is our sponsor (our “Sponsor”). Our Sponsor is an indirect subsidiary of SmartStop Self Storage REIT, Inc. (“SmartStop”) (NYSE: SMA). Our Sponsor is a company focused on providing self storage advisory, asset management, and property management services. Our Sponsor owns 100% of Strategic Storage Advisor VI, LLC (our “Advisor”) and owns 100% of Strategic Storage Property Management VI, LLC (our “Property Manager”).
We have no employees. Our Advisor, a Delaware limited liability company, was formed on October 7, 2020. Our Advisor is responsible for managing our affairs on a day-to-day
basis and identifying and making acquisitions and investments on our behalf under the terms of an advisory agreement we entered into with our Advisor on February 26, 2021 (our “Private Offering Advisory Agreement”), which was amended and restated on March 17, 2022 (our “Advisory Agreement”). A majority of our officers are also officers of our Advisor, Sponsor and SmartStop.
On January 15, 2021, our Advisor purchased approximately 110 shares of our common stock for $1,000 and became our initial stockholder. Our Articles of Incorporation authorized 30,000 shares of common stock with a par value of $0.001 per share. Our Articles of Amendment and Restatement (our “Charter”) authorized 700,000,000 shares of common stock with a par value of $0.001 per share and 200,000,000 shares of preferred stock with a par value of $0.001 per share. On February 26, 2021, pursuant to a confidential private placement memorandum, we commenced a private offering of up to $200,000,000 in shares of our common stock and $20,000,000 in shares of common stock pursuant to our distribution reinvestment plan (the “Private Offering”). On March 10, 2021, we commenced formal operations. On March 17, 2022, we terminated the primary portion of our Private Offering. In connection with the primary portion of the Private Offering, we sold approximately 10.6 million shares of Class P common stock (discussed below) for gross offering proceeds of approximately $100.7 million.
In connection with the Public Offering, defined below, we authorized 30,000,000 shares of common stock designated as Class P shares, 300,000,000 shares of common stock designated as Class A shares, 300,000,000 shares of common stock designated as Class T shares, and 70,000,000 shares of common stock designated as Class W shares. Any common stock sold in the Private Offering were redesignated as Class P common stock. On May 28, 2021, we filed a Registration Statement on Form
S-11
(the “Registration Statement”), which was subsequently amended, with the U.S. Securities and Exchange Commission (“SEC”) to register a maximum of $1,000,000,000 in shares of Class A, Class T, and Class W common stock for sale to the public (the “Primary Offering”) and $95,000,000 in shares of Class A, Class T, and Class W common stock for sale pursuant to our distribution reinvestment plan. On March 17, 2022, the SEC declared our Registration Statement effective.
On October 4, 2023, we filed a Post-Effective Amendment to our Registration Statement to register two new classes of common stock (Class Y shares and Class Z shares) with the SEC. On November 1, 2023, the Post-Effective Amendment to our Registration Statement became effective with the SEC. Also, on November 1, 2023, we filed articles supplementary to our Charter which reclassified 200,000,000 Class T shares as Class Y shares and 70,000,000 Class A shares as Class Z shares. Effective November 1, 2023, we began offering Class Y shares and Class Z shares in our Primary Offering for $9.30 per share and Class A shares, Class T shares, Class W shares, Class Y shares and Class Z shares pursuant to our distribution reinvestment plan for $9.30 per share (collectively, the “Public Offering”).
On May 20, 2025, our board of directors approved the termination of the Primary Offering, effective as of May 30, 2025. We sold approximately 2.9 million Class A shares for gross offering proceeds of approximately $30.3 million, approximately 4.8 million Class T shares for gross offering proceeds of approximately $48.1 million, approximately 0.7 million Class W shares for gross offering proceeds of approximately $6.3 million, approximately 5.2 million Class Y shares for gross offering proceeds of approximately $50.6 million, and approximately 0.6 million Class Z shares for gross offering proceeds of approximately $5.5 million in the Primary Offering. Pacific Oak Capital Markets, LLC, a Delaware limited liability company (our “Former Dealer Manager”), served as the dealer manager for our Public Offering pursuant to a dealer manager agreement (the “Dealer Manager Agreement”). On June 18, 2025, in connection with the termination of the Primary Offering, the Dealer Manager Agreement was terminated.
We continue to offer Class P, Class A, Class T, Class W, Class Y, and Class Z shares pursuant to our distribution reinvestment plan. On July 18, 2025, we filed a Registration Statement on Form
S-3,
which registered up to an additional $75 million in shares under our distribution reinvestment plan for all share classes (our “DRP Offering”). The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders.
As of June 30, 2026, we have issued approximately 1.3 million Class P shares, approximately 0.3 million Class A shares, approximately 0.4 million Class T shares, approximately 0.1 million Class W shares, approximately 0.3 million Class Y shares, and approximately 17,000 Class Z shares for gross proceeds of approximately $23.0 million through our distribution reinvestment plan.
Pursuant to a Sponsor Funding Agreement (as defined in Note 2—Summary of Significant Accounting Policies), our Sponsor agreed to fund the payment of (i) the upfront 3% sales commission for the sale of Class Y shares, (ii) the upfront 3% dealer manager fee for the Class Y shares, and (iii) the estimated 1% organization and offering expenses for the sale of Class Y shares and Class Z shares in our Public Offering. In November 2023, our Sponsor agreed to reimburse the Company in cash to cover the dilution from the one-time
stock dividend described below. In consideration for our Sponsor providing the funding for the front-end
sales load and the cash to cover the dilution from the stock dividend, Strategic Storage Operating Partnership VI, L.P., a Delaware limited partnership (our “Operating Partnership”), agreed to issue Series C Subordinated Convertible Units (“Series C Units”) to our Sponsor equal to the dollar amount of such funding divided by the then-current offering price (initially $9.30 per share and currently at $10.00 per share) for the Class Y shares and Class Z shares sold in the Public Offering. The Series C Units shall initially have no distribution, voting or other rights to participate in our Operating Partnership unless and until such Series C Units are converted into Class A Units of our Operating Partnership. The Series C Units shall automatically convert into Class A Units on a one-to-one
basis upon our disclosure of an estimated net asset value per share equal to at least $10.00 per share for each of the Class A, Class P, Class T, Class W, Class Y, and Class Z shares calculated net of the value of Series C Units to be converted. Such conversion is limited such that the dilution caused by the conversion may not reduce the diluted estimated net asset value below $10.00 per share. No Series C Units were converted to Class A Units as a result of the Estimated Per Share NAV (as defined below) being declared. In connection with the termination of our Primary Offering, the Sponsor Funding Agreement was terminated effective as of May 30, 2025, though our Sponsor or its affiliates are still obligated to provide the funding amounts set forth in the Sponsor Funding Agreement and entitled to receive Series C Units in exchange for such funding amounts until the final payment of such funding amounts and the final issuance of the Series C Units for such funding amounts are made, as contemplated by the terms of the Sponsor Funding Agreement. As of June 30, 2026, we received funding from our Sponsor of approximately $10.2 million for the payment of sales commissions and dealer manager fees for the sale of Class Y shares, and organization and offering expenses for the sale of Class Y and Z shares pursuant to the Sponsor Funding Agreement.
On November 1, 2023, the Company’s board of directors declared to holders of record of Class A shares, Class T shares and Class W shares, respectively, as of November 15, 2023 (a) a one-time
stock dividend of 0.11075 Class A shares per Class A share outstanding, (b) a one-time
stock dividend of 0.07526 Class T shares per Class T share outstanding, and (c) a one-time
stock dividend of 0.01075 Class W shares per Class W share outstanding. These stock dividends were issued to provide such stockholders who purchased Class A shares, Class T shares, or Class W shares in the Public Offering the same number of shares of the applicable class as they would have received if they purchased their shares at a price of $9.30 per share, the offering price of Class Y shares and Class Z shares in the Public Offering. All per share amounts presented herein have been retroactively adjusted to reflect the impact of the one-time
stock dividend.
On March 20, 2026, our board of directors, upon recommendation of our nominating and corporate governance committee, approved an estimated value per share (“Estimated Per Share NAV”) of $10.00 for our Class A shares, Class P shares, Class T shares, Class W shares, Class Y shares, and Class Z shares based on the estimated value of our assets less the estimated value of our liabilities, or net asset value, divided by the number of shares outstanding on an adjusted fully diluted basis, calculated as of September 30, 2025. No Series C Units were converted to Class A Units as a result of this Estimated Per Share NAV being declared.
We have invested the net proceeds from our offerings primarily in self storage facilities consisting of both income-producing and growth properties located in the United States and Canada. As of June 30, 2026, we owned 25 operating self storage properties located in seven states (Arizona, Delaware, Florida, Nevada, Oregon, Pennsylvania and Washington) and three Canadian provinces (Alberta, British Columbia and Ontario) and one development property in Florida. For more information, see Note 3—Real Estate Facilities.
As of June 30, 2026, we owned 50% of the equity interests in five unconsolidated real estate ventures in two Canadian provinces (Ontario and Quebec), with subsidiaries of SmartCentres Real Estate Investment Trust (“SmartCentres”) owning the other 50% of such entities. Our unconsolidated real estate ventures consist of five operating self storage properties in the lease-up
phase. For more information, see Note 4—Investments in Unconsolidated Real Estate Ventures.
Our Operating Partnership was formed on October 15, 2020. On January 15, 2021, SmartStop Storage Advisors, LLC (“SSA”), an affiliate of our Advisor, purchased a limited partnership interest in our Operating Partnership for $1,000 and we contributed the initial $1,000 capital contribution we received to our Operating Partnership in exchange for the general partner interest. On February 26, 2021, in connection with entering into the Private Offering Advisory Agreement, SSA made an additional $1,000 investment in our Operating Partnership in exchange for additional limited partnership interests and a special limited partnership interest.
On March 10, 2021, SmartStop OP, L.P. (“SmartStop OP”), an affiliate of our Sponsor and the operating partnership of SmartStop, contributed $5.0 million to our Operating Partnership, in exchange for 549,451 units of limited partnership interest in our Operating Partnership (the “OP Investment”). The OP Investment was made net of sales commissions and dealer manager fees, but without giving effect to the early investor discounts available to purchasers of shares in the Private Offering. At the effective time of the OP Investment, SmartStop

OP was admitted as a limited partner to our Operating Partnership. As of June 30, 2026, we owned approximately 98% of the common units of limited partnership interest of our Operating Partnership. The remaining approximately 2% of the common units are owned by SmartStop OP.
On May 1, 2023 (the “Commitment Date”), we entered into a preferred stock purchase agreement (the “Series B Purchase Agreement”) with Extra Space Storage LP (the “Investor”), a subsidiary of Extra Space Storage Inc. (NYSE: EXR), pursuant to which the Investor committed to purchase $150 million in preferred shares (the aggregate shares to be purchased, the “Preferred Shares”) of our new Series B Convertible Preferred Stock (the “Series B Convertible Preferred Stock”). The closing (the “ Closing”) in the amount of $150 million occurred on the Commitment Date and we incurred approximately $1.4 million in issuance costs related to the Series B Convertible Preferred Stock. See Note 7 — Preferred Equity.
On September 4, 2025, we, our Operating Partnership, and the Preferred Investor, an affiliate of our Sponsor, entered into a Series D Cumulative Redeemable Preferred Unit Purchase Agreement (the “Series D Preferred Unit Purchase Agreement”) pursuant to which our Operating Partnership issued and sold to the Preferred Investor. In September 2025, the Preferred Investor purchased 1.0 million Series D Cumulative Redeemable Preferred Units of Limited Partnership Interest (the “Series D Preferred Units”) at a liquidation preference of $25.00 per unit (the “Liquidation Amount”) in consideration for the Preferred Investor making a capital contribution to our Operating Partnership in an amount of $25.0 million (the “Series D Preferred Investment”). Pursuant to the Series D Preferred Unit Purchase Agreement, our Operating Partnership issued the remaining 400,000 Series D Preferred Units to the Preferred Investor in the fourth quarter of 2025, for additional aggregate consideration of $10.0 million. See Note 7 — Preferred Equity.
On September 30, 2025, we commenced an offering of up to $75.0 million (expandable up to $100.0 million in the sole discretion of our board of directors) in shares of our Series E Preferred Stock, $0.001 par value per share, at an offering price of $10.00 per share (the “Series E Preferred Offering”), pursuant to the Confidential Private Placement Memorandum dated September 30, 2025 (the “Memorandum”). On July 20, 2026, our board of directors approved an extension of the Series E Preferred Offering from September 30, 2026 to September 30, 2027, unless further extended by our Board. We also reserve the right to terminate the offering at any time. In connection with the Series E Preferred Offering, we entered into Amendment No. 6 to the Second Amended and Restated Limited Partnership Agreement of our Operating Partnership to create Series E Preferred Units having economic terms and designations, powers, preferences, rights and restrictions that are substantially similar to the Series E Preferred Stock. As of June 30, 2026, approximately 98,000 shares of Series E Preferred Equity were sold for a gross offering proceeds of approximately $1.0 million. See Note 7 — Preferred Equity.
On September 30, 2025, in connection with the commencement of the Series E Preferred Offering, we entered into a managing dealer agreement (the “Managing Dealer Agreement”) with Orchard Securities, LLC, a Utah limited liability company (“Orchard”), pursuant to which Orchard has agreed to act as our managing dealer in connection with the Series E Preferred Offering. Pursuant to the Managing Dealer Agreement, Orchard will receive sales commissions up to 6.0% of the gross offering proceeds from the Series E Preferred Offering and managing dealer fees up to 3.50% of the gross offering proceeds from the Series E Preferred Offering, all or a portion of which sales commissions and managing dealer fees may be re-allowed
to soliciting dealers. Our Sponsor also agreed to pay Orchard 0.15% of the aggregate amount sold in the Series E Preferred Offering per annum not to exceed an aggregate amount of $550,000; provided, however, if we enter into an extraordinary transaction (as defined in the Memorandum) or list our common stock on a national exchange and Orchard has not received $550,000, then such amount will equal $550,000 regardless of the amount sold in the Series E Preferred Offering. On June 2, 2026, we and Orchard amended the Managing Dealer Agreement to revise the amount of our Sponsor’s payments to Orchard to 1.6% of the aggregate amount sold in the Series E Preferred Offering plus an annual maintenance fee of 0.1% of the aggregate amount sold in the Series E Preferred Offering and removed any references to the $550,000 amounts. The Managing Dealer Agreement will terminate upon the termination of the Series E Preferred Offering, unless terminated earlier by either party upon 30 days’ written notice to the other party.
On July 14, 2026, the Company, Strategic Storage Growth Trust III, Inc. (“SSGT III”), and SSGT III Merger Sub, LLC, a wholly-owned subsidiary of the Company (“SSGT III Merger Sub”), entered into a definitive Agreement and Plan of Merger (the “Merger Agreement”). Pursuant to the Merger Agreement, the Company will acquire SSGT III by way of a merger of SSGT III with and into SSGT III Merger Sub, with SSGT III Merger Sub being the surviving entity (the “SSGT III Merger”).
Assuming all of the conditions of the Merger are satisfied and the Merger is consummated in accordance with the terms in the Merger Agreement, the Company will acquire all of the real estate owned by SSGT III, which as of June 30, 2026 consisted of (i) 12 wholly-owned self storage facilities located in four states and three Canadian provinces comprising approximately 9,215 self storage units and approximately 981,465 net rentable square feet, (ii) SSGT III’s 50% equity interest in three unconsolidated real estate ventures located in the two Canadian provinces (British Columbia and Quebec), and (iii) beneficial interest in three Delaware Statutory Trust (“DST”) sponsored programs. The unconsolidated real estate ventures consist of one operating self storage property and two parcels of land being developed into self storage facilities, with subsidiaries of SmartCentres Real Estate Investment Trust, an unaffiliated third party, owning the other 50% of such entities.
See Note 12 – Potential Acquisitions, for additional information related to the potential SSGT III Merger.
Our Operating Partnership will own, directly or indirectly through one or more special purpose entities, all of the self storage properties that we acquire. We will conduct certain activities through our taxable REIT subsidiary, Strategic Storage TRS VI, Inc., a Delaware corporation (the “TRS”) which was formed on October 16, 2020 and is a wholly owned subsidiary of our Operating Partnership.
Our Property Manager, a Delaware limited liability company, was formed on October 7, 2020 to manage our properties. Our Property Manager will derive substantially all of its income from the property management services it performs for us. Our Property Manager may enter into sub-property
management agreements with third party management companies and pay part of its management fee to such sub-property
manager. See Note 9 – Related Party Transactions – Property Management Agreement.
As we accept subscriptions for shares of our common and preferred stock, we transfer all of the net offering proceeds to our Operating Partnership as capital contributions in exchange for additional units of interest in our Operating Partnership. However, we will be deemed to have made capital contributions in the amount of gross proceeds received from investors, and our Operating Partnership will be deemed to have simultaneously paid the sales commissions and other costs associated with these offerings. In addition, our Operating Partnership is structured to make distributions with respect to limited partnership units that are equivalent to the distributions made to holders of common stock. Finally, a limited partner in our Operating Partnership may later exchange his or her limited partnership units in our Operating Partnership for shares of our common stock at any time after one year following the date of issuance of their limited partnership units, subject to certain restrictions outlined in the limited partnership agreement of our Operating Partnership, in connection with the Public Offering, the Second Amended and Restated Limited Partnership Agreement of the Operating Partnership, as further amended (the “Operating Partnership Agreement”). SSA and SmartStop OP are prohibited from exchanging or otherwise transferring units representing $202,000 of the limited partnership units acquired in their initial investments in our Operating Partnership so long as our Advisor is acting as our Advisor pursuant to our Advisory Agreement.

Note 1. Organization
Strategic Storage Trust VI, Inc., a Maryland corporation (the “Company”), was formed on October 14, 2020 under the Maryland General Corporation Law for the purpose of engaging in the business of investing in self storage facilities and commenced formal operations on March 10, 2021. Our year-end
is December 31. As used herein, “we,” “us,” “our” and “Company” refer to Strategic Storage Trust VI, Inc. and each of our subsidiaries.
SmartStop REIT Advisors, LLC is our sponsor (our “Sponsor”). Our Sponsor is an indirect subsidiary of SmartStop Self Storage REIT, Inc. (“SmartStop”) (NYSE: SMA). Our Sponsor is a company focused on providing self storage advisory, asset management, and property management services. Our Sponsor owns 100% of Strategic Storage Advisor VI, LLC (our “Advisor”) and owns 100% of Strategic Storage Property Management VI, LLC (our “Property Manager”).
We have no employees. Our Advisor, a Delaware limited liability company, was formed on October 7, 2020. Our Advisor is responsible for managing our affairs on a day-to-day
basis and identifying and making acquisitions and investments on our behalf under the terms of an advisory agreement we entered into with our Advisor on February 26, 2021 (our “Private Offering Advisory Agreement”), which was amended and restated on March 17, 2022 (our “Advisory Agreement”). A majority of our officers are also officers of our Advisor, Sponsor and SmartStop.
On January 15, 2021, our Advisor purchased approximately 110 shares of our common stock for $1,000 and became our initial stockholder. Our Articles of Incorporation authorized 30,000 shares of common stock with a par value of $0.001 per share. Our Articles of Amendment and Restatement (our “Charter”) authorized 700,000,000 shares of common stock with a par value of $0.001 per share and 200,000,000 shares of preferred stock with a par value of $0.001 per share. On February 26, 2021, pursuant to a confidential private placement memorandum, we commenced a private offering of up to $200,000,000 in shares of our common stock and $20,000,000 in shares of common stock pursuant to our distribution reinvestment plan (the “Private Offering”). On March 10, 2021, we commenced formal operations. On March 17, 2022, we terminated the primary portion of our Private Offering. In connection with the primary portion of the Private Offering, we sold approximately 10.6 million shares of Class P common stock (discussed below) for gross offering proceeds of approximately $100.7 million.
In connection with the Public Offering, defined below, we authorized 30,000,000 shares of common stock designated as Class P shares, 300,000,000 shares of common stock designated as Class A shares, 300,000,000 shares of common stock designated as Class T shares, and 70,000,000 shares of common stock designated as Class W shares. Any common stock sold in the Private Offering were redesignated as Class P common stock. On May 28, 2021, we filed a Registration Statement on Form
S-11
(the “Registration Statement”), which was subsequently amended, with the U.S. Securities and Exchange Commission (“SEC”) to register a maximum of $1,000,000,000 in shares of Class A, Class T, and Class W common stock for sale to the public (the “Primary Offering”) and $95,000,000 in shares of Class A, Class T, and Class W common stock for sale pursuant to our distribution reinvestment plan. On March 17, 2022, the SEC declared our Registration Statement effective.
On October 4, 2023, we filed a Post-Effective Amendment to our Registration Statement to register two new classes of common stock (Class Y shares and Class Z shares) with the SEC. On November 1, 2023, the Post-Effective Amendment to our Registration Statement became effective with the SEC. Also, on November 1, 2023, we filed articles supplementary to our Charter which reclassified 200,000,000 Class T shares as Class Y shares and 70,000,000 Class A shares as Class Z shares. Effective November 1, 2023, we began offering Class Y shares and Class Z shares in our Primary Offering for $9.30 per share and Class A shares, Class T shares, Class W shares, Class Y shares and Class Z shares pursuant to our distribution reinvestment plan for $9.30 per share (collectively, the “Public Offering”).
On May 20, 2025, our board of directors approved the termination of the Primary Offering, effective as of May 30, 2025. We sold approximately 2.9 million Class A shares for gross offering proceeds of approximately $30.3 million, approximately 4.8 million Class T shares for gross offering proceeds of approximately $48.1 million, approximately 0.7 million Class W shares for gross offering proceeds of approximately $6.3 million, approximately 5.2 million Class Y shares for gross offering proceeds of approximately $50.6 million, and approximately 0.6 million Class Z shares for gross offering proceeds of approximately $5.5 million in the Primary Offering. Pacific Oak Capital Markets, LLC, a Delaware limited liability company (our “Former Dealer Manager”), served as the dealer manager for our Public Offering pursuant to a dealer manager agreement (the “Dealer Manager Agreement”). On June 18, 2025, in connection with the termination of the Primary Offering, the Dealer Manager Agreement was terminated.
We continue to offer Class P, Class A, Class T, Class W, Class Y, and Class Z shares pursuant to our distribution reinvestment plan. On July 18, 2025, we filed a Registration Statement on Form
S-3,
which registered up to an additional $75 million in shares under our distribution reinvestment plan for all share classes (our “DRP Offering”). The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders.
As of December 31, 2025, we have issued approximately 1.1 million Class P shares, approximately 0.2 million Class A shares, approximately 0.4 million Class T shares, approximately 57,000 Class W shares, approximately 0.2 million Class Y shares, and approximately 12,000 Class Z shares for gross proceeds of approximately $19.7 million through our distribution reinvestment plan.
Pursuant to a Sponsor Funding Agreement (as defined in Note 2—Summary of Significant Accounting Policies), our Sponsor agreed to fund the payment of (i) the upfront 3% sales commission for the sale of Class Y shares, (ii) the upfront 3% dealer manager fee for the Class Y shares, and (iii) the estimated 1% organization and offering expenses for the sale of Class Y shares and Class Z shares in our Public Offering. In November 2023, our Sponsor agreed to reimburse the Company in cash to cover the dilution from the one-time
stock dividend described below. In consideration for our Sponsor providing the funding for the front-end
sales load and the cash to cover the dilution from the stock dividend, Strategic Storage Operating Partnership VI, L.P., a Delaware limited partnership (our “Operating Partnership”), agreed to issue Series C Subordinated Convertible Units (“Series C Units”) to our Sponsor equal to the dollar amount of such funding divided by the then-current offering price (initially $9.30 per share and currently at $10.00 per share) for the Class Y shares and Class Z shares sold in the Public Offering. The Series C Units shall initially have no distribution, voting or other rights to participate in our Operating Partnership unless and until such Series C Units are converted into Class A Units of our Operating Partnership. The Series C Units shall automatically convert into Class A Units on a one-to-one
basis upon our disclosure of an estimated net asset value per share equal to at least $10.00 per share for each of the Class A, Class P, Class T, Class W, Class Y, and Class Z shares calculated net of the value of Series C Units to be converted. Such conversion is limited such that the dilution caused by the conversion may not reduce the diluted estimated net asset value below $10.00 per share. No Series C Units were converted to Class A Units as a result of the Estimated Per Share NAV (as defined below) being declared. In connection with the termination of our Primary Offering, the Sponsor Funding Agreement was terminated effective as of May 30, 2025, though our Sponsor or its affiliates are still obligated to provide the funding amounts set forth in the Sponsor Funding Agreement and entitled to receive Series C Units in exchange for such funding amounts until the final payment of such funding amounts and the final issuance of the Series C Units for such funding amounts are made, as contemplated by the terms of the Sponsor Funding Agreement. As of December 31, 2025, we had received funding from our Sponsor of approximately $10.2 million for the payment of sales commissions and dealer manager fees for the sale of Class Y shares, and organization and offering expenses for the sale of Class Y and Z shares pursuant to the Sponsor Funding Agreement.
On November 1, 2023, the Company’s board of directors declared to holders of record of Class A shares, Class T shares and Class W shares, respectively, as of November 15, 2023 (a) a one-time
stock dividend of 0.11075 Class A shares per Class A share outstanding, (b) a one-time
stock dividend of 0.07526 Class T shares per Class T share outstanding, and (c) a one-time
stock dividend of 0.01075 Class W shares per Class W share outstanding. These stock dividends were issued to provide such stockholders who purchased Class A shares, Class T shares, or Class W shares in the Public Offering the same number of shares of the applicable class as they would have received if they purchased their shares at a price of $9.30 per share, the offering price of Class Y shares and Class Z shares in the Public Offering. All per share amounts presented herein have been retroactively adjusted to reflect the impact of the one-time
stock dividend.
On August 7, 2024, our board of directors, upon recommendation of our nominating and corporate governance committee, approved an estimated value per share (“Estimated Per Share NAV”) of $10.00 for our Class A shares, Class P shares, Class T shares, Class W shares, Class Y shares, and Class Z shares based on the estimated value of our assets less the estimated value of our liabilities, or net asset value, divided by the number of shares outstanding on an adjusted fully diluted basis, calculated as of March 31, 2024. No Series C Units were converted to Class A Units as a result of this Estimated Per Share NAV being declared.
Subsequent to year end, our of board of directors, upon recommendation of our nominating and corporate governance committee, approved an estimated value per share as of September 30, 2025. For more information, please see Note 13—Subsequent Events.
We have invested the net proceeds from our offerings primarily in self storage facilities consisting of both income-producing and growth properties located in the United States and Canada. As of December 31, 2025, we owned 24 operating self storage properties located in seven states (Arizona, Delaware, Florida, Nevada, Oregon, Pennsylvania and Washington) and three Canadian provinces (Alberta, British Columbia and Ontario) and two development properties in Florida and Ontario. For more information, see Note 3—Real Estate Facilities.
As of December 31, 2025, we owned 50% of the equity interests in five unconsolidated real estate ventures in two Canadian provinces (Ontario and Quebec), with subsidiaries of SmartCentres Real Estate Investment Trust (“SmartCentres”) owning the other 50% of such entities. Our unconsolidated real estate ventures consist of four operating self storage properties in the lease-up
phase and one parcel of land that is being developed into a self storage facility. For more information, see Note 4—Investment in Unconsolidated Real Estate Ventures.
Our Operating Partnership was formed on October 15, 2020. On January 15, 2021, SmartStop Storage Advisors, LLC (“SSA”), an affiliate of our Advisor, purchased a limited partnership interest in our Operating Partnership for $1,000 and we contributed the initial $1,000 capital contribution we received to our Operating Partnership in exchange for the general partner interest. On February 26, 2021, in connection with entering into the Private Offering Advisory Agreement, SSA made an additional $1,000 investment in our Operating Partnership in exchange for additional limited partnership interests and a special limited partnership interest.
On March 10, 2021, SmartStop OP, L.P. (“SmartStop OP”), an affiliate of our Sponsor and the operating partnership of SmartStop, contributed $5.0 million to our Operating Partnership, in exchange for 549,451 units of limited partnership interest in our Operating Partnership (the “OP Investment”). The OP Investment was made net of sales commissions and dealer manager fees, but without giving effect to the early investor discounts available to purchasers of shares in the Private Offering. At the effective time of the OP Investment, SmartStop OP was admitted as a limited partner to our Operating Partnership. As of December 31, 2025, we owned approximately 98% of the common units of limited partnership interest of our Operating Partnership. The remaining approximately 2% of the common units are owned by SmartStop OP.
On January 30, 2023, we, our Operating Partnership, and an affiliate of our Sponsor (the “Preferred Investor”) entered into a Series A Cumulative Redeemable Preferred Unit Purchase Agreement (the “Series A Preferred Unit Purchase Agreement”) pursuant to which our Operating Partnership issued and sold to the Preferred Investor, and the Preferred Investor purchased 600,000 Series A Cumulative Redeemable Preferred Units of Limited Partnership Interest (the “Series A Preferred Units”) at a liquidation preference of $25.00 per unit (the “Series A Liquidation Amount”) in consideration for the Preferred Investor making a capital contribution to our Operating Partnership in an amount of $15 million (the “Series A Preferred Investment”). On May 2, 2023, we redeemed the full amount of Series A Preferred Units for an amount equal to $15 million plus the accrued and unpaid distributions. See Note 7 – Preferred Equity.
On May 1, 2023 (the “Commitment Date”), we entered into a preferred stock purchase agreement (the “Series B Purchase Agreement”) with Extra Space Storage LP (the “Investor”), a subsidiary of Extra Space Storage Inc. (NYSE: EXR), pursuant to which the Investor committed to purchase $150 million in preferred shares (the aggregate shares to be purchased, the “Preferred Shares”) of our new Series B Convertible Preferred Stock (the “Series B Convertible Preferred Stock”). The closing (the “Initial Closing”) in the amount of $150 million occurred on the Commitment Date and we incurred approximately $1.4 million in issuance costs related to the Series B Convertible Preferred Stock. See Note 7—Preferred Equity.
On September 4, 2025, we, our Operating Partnership, and the Preferred Investor entered into a Series D Cumulative Redeemable Preferred Unit Purchase Agreement (the “Series D Preferred Unit Purchase Agreement”) pursuant to which our Operating Partnership issued and sold to the Preferred Investor. In September 2025, the Preferred Investor purchased 1.0 million Series D Cumulative Redeemable Preferred Units of Limited Partnership Interest (the “Series D Preferred Units”) at a liquidation preference of $25.00 per unit (the “Liquidation Amount”) in consideration for the Preferred Investor making a capital contribution to our Operating Partnership in an amount of $25.0 million (the “Series D Preferred Investment”). Pursuant to the Series D Preferred Unit Purchase Agreement, our Operating Partnership issued an aggregate of an additional 400,000 Series D Preferred Units to the Preferred Investor on October 28, 2025, November 25, 2025, and December 17, 2025, for additional aggregate consideration of $10.0 million. See Note 7 – Preferred Equity.
On September 30, 2025, we commenced an offering of up to $75.0 million (expandable up to $100.0 million in the sole discretion of our board of directors) in shares of our Series E Preferred Stock, $0.001 par value per share, at an offering price of $10.00 per share (the “Series E Preferred Offering”), pursuant to the Confidential Private Placement Memorandum dated September 30, 2025 (the “Memorandum”). The Series E Preferred Offering will terminate on September 30, 2026, unless extended by our board, in its sole discretion. In connection with the Series E Preferred Offering, we entered into Amendment No. 6 to the Second Amended and Restated Limited Partnership Agreement of our Operating Partnership to create Series E Preferred Units having economic terms and designations, powers, preferences, rights and restrictions that are substantially similar to the Series E Preferred Stock. See Note 7 – Preferred Equity.
On September 30, 2025, in connection with the commencement of the Series E Preferred Offering, we entered into a managing dealer agreement (the “Managing Dealer Agreement”) with Orchard Securities, LLC, a Utah limited liability company (“Orchard”), pursuant to which Orchard has agreed to act as our managing dealer in connection with the Series E Preferred Offering. Pursuant to the Managing Dealer Agreement, Orchard will receive sales commissions up to 6.0% of the gross offering proceeds from the Series E Preferred Offering and managing dealer fees up to 3.50% of the gross offering proceeds from the Series E Preferred Offering, all or a portion of which sales commissions and managing dealer fees may be re-allowed
to soliciting dealers. Our Sponsor will also pay Orchard 0.15% of the aggregate amount sold in the Series E Preferred Offering per annum not to exceed an aggregate amount of $550,000; provided, however, if we enter into an extraordinary transaction (as defined in the Memorandum) or list our common stock on a national exchange and Orchard has not received $550,000, then such amount will equal $550,000 regardless of the amount sold in the Series E Preferred Offering. The Managing Dealer Agreement will terminate upon the termination of the Series E Preferred Offering, unless terminated earlier by either party upon 30 days’ written notice to the other party.
Our Operating Partnership will own, directly or indirectly through one or more special purpose entities, all of the self storage properties that we acquire. We will conduct certain activities through our taxable REIT subsidiary, Strategic Storage TRS VI, Inc., a Delaware corporation (the “TRS”) which was formed on October 16, 2020 and is a wholly owned subsidiary of our Operating Partnership.
Our Property Manager, a Delaware limited liability company, was formed on October 7, 2020 to manage our properties. Our Property Manager will derive substantially all of its income from the property management services it performs for us. Our Property Manager may enter into sub-property
management agreements with third party management companies and pay part of its management fee to such sub-property
manager. See Note 9 – Related Party Transactions – Property Management Agreement.
As we accept subscriptions for shares of our common and preferred stock, we transfer all of the net offering proceeds to our Operating Partnership as capital contributions in exchange for additional units of interest in our Operating Partnership. However, we will be deemed to have made capital contributions in the amount of gross proceeds received from investors, and our Operating Partnership will be deemed to have simultaneously paid the sales commissions and other costs associated with these offerings. In addition, our Operating Partnership is structured to make distributions with respect to limited partnership units that are equivalent to the distributions made to holders of common stock. Finally, a limited partner in our Operating Partnership may later exchange his or her limited partnership units in our Operating Partnership for shares of our common stock at any time after one year following the date of issuance of their limited partnership units, subject to certain restrictions outlined in the limited partnership agreement of our Operating Partnership, in connection with the Public Offering, the Second Amended and Restated Limited Partnership Agreement of the Operating Partnership, as further amended (the “Operating Partnership Agreement”). SSA and SmartStop OP are prohibited from exchanging or otherwise transferring units representing $202,000 of the limited partnership units acquired in their initial investments in our Operating Partnership so long as our Advisor is acting as our Advisor pursuant to our Advisory Agreement.